Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 16. Subsequent events

In September 2026, the Company acquired 60% equity interest in Brightray Science Inc. (“Brightray”), a provider of fully integrated, prefabricated modular data center solutions. Pursuant to the share purchase agreement, the Company issued to the seller (i) 20,000,000 Class A Ordinary shares of the Company (the “Consideration Shares”) at a fixed issue price of US$2.00 per share, and (ii) a non-negotiable, non-transferable promissory note in an initial face amount of US$200,000,000 (the “P-Note”), which is settleable solely in Class A Ordinary shares of the Company at a fixed issue price of US$2.00 per share in annual installments determined by reference to the net profit of Brightray for the fiscal years ending June 30, 2027, 2028 and 2029. The Company holds a call option, exercisable during the three years following the completion, to acquire the remaining 40% equity interest in Brightray. The transaction will be accounted for as a business combination under US GAAP. Because the transaction occurred subsequent to the balance sheet date and close to the date of financial statement issuance, management’s detailed technical assessment of the accounting treatment, including the determination of the acquisition-date fair value of the consideration transferred, the valuation of the assets acquired and liabilities assumed, and the evaluation of potential derivative accounting implications for the P-Note and call option is currently incomplete. Accordingly, an estimate of the initial financial statement effect of the business combination cannot be made at this time.

In September 2026, the Company entered into private placement subscription agreements (the “Subscription Agreements”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell to the Purchasers, in a private placement (the “Private Placement”), units (the “Purchaser Units”), with each Purchaser Unit consisting of (i) one Class A Ordinary share of the Company, and (ii) one-half of a warrant to purchase one Class A Ordinary share (the “Purchaser Warrants”), at a purchase price of $1.00 per Purchaser Unit. Each Purchaser Warrant is exercisable from the date of issuance through September 2, 2027 at an exercise price of $1.00 per Class A Share, subject to customary adjustments. The Purchaser Warrants may only be exercised for cash and do not provide for cashless exercise. As of the date of these consolidated financial statements, the Company raised $10,000,000 from the Private Placement.

On September 28, 2026, the Board of Directors approved a ten-for-one forward subdivision of the Company’s Class A and Class B Ordinary Shares and an increase in the Company’s authorized share capital from 500,000,000 to 5,000,000,000 no par value shares, which became effective on October 26, 2026.

On September 9, 2026, BUUU disposed of its entire equity interest in Cirruslink. After the disposal, Cirruslink was no longer a subsidiary of the Company.

On October 6, 2026, BUUU disposed of its entire equity interest in BUUU Enterprise. After the disposal, BUUU Enterprise was no longer a subsidiary of the Company.

Save as disclosed above, the Company’s management has evaluated subsequent events up to the date of these consolidated financial statements were available to be issued, pursuant to the requirements of ASC 855 and has determined there are no material subsequent events to disclose.